Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2021
Discontinued Operations
Schedule of consolidated statements of operations and comprehensive income

Consolidated statements of operations and comprehensive income

For the year
ended
2019
HK$

Other revenues	14,398
Selling, general and administrative expenses	(8,879)
Gain on disposal of subsidiaries	47,845
Profit before income tax	53,364
Income tax expense	—

Profit for the year	53,364
Income from discontinued operations attributable to shareholders of the Company	53,364